Related-Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Revenue from Related Party
The following is a summary of amounts billed to AuraSense, LLC and recognized in the accompanying unaudited condensed consolidated statement of operations in connection with the above mentioned activities:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2018	2017	2018	2017
Quarterly fee for indirect costs	3	3	$6	$6
Direct costs of AuraSense LLC paid by the Company	21	1	22	3
	$24	$4	$28	$9

The following is a summary of amounts billed to AuraSense, LLC and recognized in the accompanying statements of operations in connection with the above mentioned activities:

	For the Year Ended December 31,
	2017	2016
Direct labor on research activities	$—	$3
Quarterly fee for indirect costs	12	30
Direct costs of AuraSense LLC paid by the Company or (of the Company paid by AuraSense, LLC), net	5	(4)
	$17	$29